Share based compensation	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Share based compensation

Note 6 - Share based compensation

A.	On January 29, 2026, the Company granted 152,601 RSUs to its directors and employees under the 2013 Plan. In relation to these grants:

1.	The RSUs will vest in three equal installments, with one-third vesting on each of the first, second and third anniversaries of the grant date, subject to the grantee’s continued service through the applicable vesting date.

2.	The fair value of RSUs is estimated based on the market value of the Company’s stock on the date of grant, less an estimate of dividends that will not accrue to RSUs holders prior to vesting.

3.	The Company recognizes compensation expenses on these RSUs based on estimated grant date fair value, assuming that no dividend yield is expected in any of the years.

B.	On January 29, 2026, the Company allotted 38,333 RSUs to its CEO under the 2013 Plan. The grant was approved on June 25, 2026. In relation to this grant:

1.	The RSUs will vest in three equal installments, with one-third vesting on each of January 29, 2027, January 29, 2028 and January 29, 2029, subject to the grantee’s achievement of the specified performance condition and continued service.

2.	The fair value of RSUs is estimated based on the market value of the Company’s stock on the date of grant, less an estimate of dividends that will not accrue to RSUs holders prior to vesting.

3.	The Company recognizes compensation expenses on these RSUs based on estimated grant date fair value, assuming that no dividend yield is expected in any of the years.